Loss per Share and Series A, B & C Warrants (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net loss - basic and diluted	$ (20,511)	$ (52,949)	$ (12,688)
Basic earnings per share denominator:
Weighted average common shares outstanding	24,140	476	228
Diluted earnings per share denominator:
Weighted average common shares outstanding	24,140	476	228
Dilutive effect
Weighted average common shares - diluted	24,140	476	228
Basic loss per common share	$ (850)	$ (111,139)	$ (55,758)
Diluted loss per common share	$ (850)	$ (111,139)	$ (55,758)
Options [Member]
Diluted earnings per share denominator:
Dilutive effect
Warrants [Member]
Diluted earnings per share denominator:
Dilutive effect
Restricted shares [Member]
Diluted earnings per share denominator:
Dilutive effect